RELATED PARTIES - Founder Shares (Details)			1 Months Ended	12 Months Ended
	Sep. 30, 2020 item $ / shares shares	Sep. 16, 2020 shares	Oct. 31, 2008 shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 30, 2020 shares	Nov. 10, 2020 shares	Oct. 06, 2020 shares	Aug. 06, 2020 shares
Private Placement Warrants. | Private Placement.
Related Party Transaction [Line Items]
Price of warrant | $ / shares				$ 1.50
Number of warrants to purchase shares issued				12,224,134
Class B ordinary shares
Related Party Transaction [Line Items]
Ordinary shares outstanding				20,420,250	20,420,250
Common shares, par value (in dollars per share) | $ / shares				$ 0.00005	$ 0.00005
Sponsor | Private Placement.
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued							890,800	11,333,334
Sponsor | Private Placement Warrants.
Related Party Transaction [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Founder
Related Party Transaction [Line Items]
Number of shares issued			1
Ordinary shares outstanding		21,562,500
Number of independent directors | item	3
Surrendered founder shares		7,187,500
Holding of shares	25,000
Purchase price, per unit | $ / shares	$ 0.00087
Recapitalization ratio		1.33333
Founder | Over-allotment option
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture							1,142,250
Founder | Class B ordinary shares
Related Party Transaction [Line Items]
Ordinary shares outstanding	75,000								28,750,000
Purchase price, per unit | $ / shares	$ 65.25
Founder | Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Shares subject to forfeiture						1,142,250
Restrictions on transfer period of time after business combination completion				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days